Expenses by Nature - Expenses by Nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature details [abstract]
Raw materials and materials for use and consumption	R$ 81,819,820	R$ 83,116,950	R$ 71,217,345
Personnel expenses	2,415,581	2,513,586	2,231,556
Freight and storage	1,170,870	1,178,990	1,117,467
Depreciation and amortization	844,647	812,489	704,544
Amortization of right to use assets	300,058
Advertising and marketing	206,103	173,988	192,441
Services provided by third parties	322,589	328,361	351,227
Other expenses	474,081	709,710	679,810
Total	87,553,749	88,834,074	76,494,390
Cost of products and services sold	83,187,109	84,537,368	72,431,473
Selling and marketing	2,610,384	2,601,617	2,486,389
General and administrative	1,726,253	1,625,839	1,576,528
Total	R$ 87,553,749	R$ 88,834,074	R$ 76,494,390